PROPERTY, PLANT AND EQUIPMENT - Net book value (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	₽ 276,443
Property, plant and equipment at end of period	265,479	₽ 276,443
Amount of compensation from third parties	2,034	1,304	₽ 1,231
Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	213,119
Property, plant and equipment at end of period	198,593	213,119
Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	23,617
Property, plant and equipment at end of period	23,985	23,617
Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	14,250
Property, plant and equipment at end of period	21,005	14,250
Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	25,457
Property, plant and equipment at end of period	21,896	25,457
Carrying value
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	707,475	658,706	640,117
Additions	69,716	71,488	59,581
Arising on business combinations	697	5,376	17
Transfer to assets held for sale	1,018	2,444	1,430
Disposal	(30,575)	(28,971)	(34,551)
Disposal of VF Ukraine (Note 10)	(73,350)
Transfer of financial leasing		(10,234)
Other	727	(1,898)	(187)
Foreign exchange differences	1,811	15,452	(4,841)
Property, plant and equipment at end of period	675,483	707,475	658,706
Carrying value | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	593,133	566,358	548,058
Additions	4,162	2,777	2,094
Transferred into use	51,130	48,780	48,689
Arising on business combinations	484	123	10
Transfer to assets held for sale	1,573	752	1,408
Disposal	(26,870)	(25,963)	(27,092)
Disposal of VF Ukraine (Note 10)	(62,196)
Transfer of financial leasing		(10,124)
Other	730	(1,043)	327
Foreign exchange differences	1,889	12,977	(4,320)
Property, plant and equipment at end of period	560,889	593,133	566,358
Carrying value | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	33,834	25,024	25,443
Additions	39	4,887	15
Transferred into use	1,803	1,807	281
Arising on business combinations	32	3,912	2
Transfer to assets held for sale	(555)	1,656
Disposal	(428)	(322)	(684)
Disposal of VF Ukraine (Note 10)	(2,128)
Other	1,042	(536)	(69)
Foreign exchange differences	(188)	718	36
Property, plant and equipment at end of period	34,561	33,834	25,024
Carrying value | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	54,287	47,830	49,250
Additions	1,117	777	302
Transferred into use	12,919	5,939	4,522
Arising on business combinations	177	1,323	5
Transfer to assets held for sale		36	22
Disposal	(3,091)	(2,712)	(5,460)
Disposal of VF Ukraine (Note 10)	(6,966)
Transfer of financial leasing		(110)
Other	(1,125)	(319)	(452)
Foreign exchange differences	55	1,595	(315)
Property, plant and equipment at end of period	57,373	54,287	47,830
Carrying value | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	26,221	19,494	17,366
Additions	64,398	63,047	57,170
Transferred into use	(65,852)	(56,526)	(53,492)
Arising on business combinations	4	18
Disposal	(186)		(1,315)
Disposals		26
Disposal of VF Ukraine (Note 10)	(2,060)
Other	80		7
Foreign exchange differences	55	162	(242)
Property, plant and equipment at end of period	22,660	26,221	19,494
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(431,032)	(395,643)	(367,276)
Charge for the year	(54,117)	(55,123)	(58,301)
Arising on business combinations	(399)	(1,303)
Impairment		512	(3,627)
Transfer to assets held for sale	(685)	(715)	(962)
Disposals	29,128	27,755	29,585
Disposal of VF Ukraine (Note 10)	47,313
Transfer of financial leasing		2,111
Other	(950)	884	(30)
Foreign exchange differences	(632)	(10,940)	3,044
Property, plant and equipment at end of period	(410,004)	(431,032)	(395,643)
Accumulated amortisation and impairment | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(380,014)	(348,759)	(320,948)
Charge for the year	(47,905)	(50,056)	(53,258)
Arising on business combinations	(290)	(13)
Impairment			(2,175)
Transfer to assets held for sale	(762)	(223)	(940)
Disposals	26,163	25,116	24,248
Disposal of VF Ukraine (Note 10)	40,717
Transfer of financial leasing		2,070
Other	(962)	553	(458)
Foreign exchange differences	(767)	(9,148)	2,892
Property, plant and equipment at end of period	(362,296)	(380,014)	(348,759)
Accumulated amortisation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(10,217)	(9,421)	(8,152)
Charge for the year	(1,148)	(941)	(1,114)
Arising on business combinations	(5)	(368)
Impairment		361	(393)
Transfer to assets held for sale	76	(455)
Disposals	256	175	284
Disposal of VF Ukraine (Note 10)	1,056
Other	(616)	22	33
Foreign exchange differences	174	(500)	(79)
Property, plant and equipment at end of period	(10,576)	(10,217)	(9,421)
Accumulated amortisation and impairment | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(40,037)	(36,699)	(38,176)
Charge for the year	(5,064)	(4,126)	(3,929)
Arising on business combinations	(104)	(922)
Impairment		151	(295)
Transfer to assets held for sale	1	(37)	(22)
Disposals	2,709	2,464	5,053
Disposal of VF Ukraine (Note 10)	5,540
Transfer of financial leasing		41
Other	628	309	395
Foreign exchange differences	(39)	(1,292)	231
Property, plant and equipment at end of period	(36,368)	(40,037)	(36,699)
Accumulated amortisation and impairment | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(764)	(764)
Impairment			(764)
Property, plant and equipment at end of period	₽ (764)	₽ (764)	₽ (764)